Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Units) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock awards granted	$ 24.80	$ 23.28	$ 17.99